Leases Lease assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases [Abstract]
Right-of-use assets	$ 128,192	$ 33,900	$ 0
Other current liabilities	15,051
Operating lease liabilities	$ 113,648		$ 0
Weighted Average Remaining Lease Term	12 years 7 months 2 days
Weighted Average Discount Rate	5.19%